UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
USAA AGGRESSIVE GROWTH FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2005



[LOGO OF USAA]
   USAA(R)

                              USAA AGGRESSIVE
                                    GROWTH Fund

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Report of Independent Registered Public Accounting Firm                   12

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         17

   Financial Statements                                                      18

   Notes to Financial Statements                                             21

EXPENSE EXAMPLE                                                              36

ADVISORY AGREEMENTS                                                          38

DIRECTORS' AND OFFICERS' INFORMATION                                         46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                         THESE ARE CHALLENGING MARKET CONDITIONS
[PHOTO OF CHRISTOPHER W. CLAUS]          TO NAVIGATE, BUT REST ASSURED THAT YOUR
                                           PORTFOLIO MANAGEMENT TEAM CONTINUES
                                                TO WORK HARD ON YOUR BEHALF.

                                                           "

                                                                     August 2005
--------------------------------------------------------------------------------

                 The U.S. economy remains on solid footing. In fact, it continues to grow even as oil prices rise - to more than $70 per barrel at the time of this writing. Although the economy still has a dependency on oil, it is more resilient and diversified than it was during the energy crisis of the 1970s and early 1980s.

                 A growing economy means that the Federal Reserve Board (the
                 Fed) is likely to keep raising short-term interest rates through the end of 2005. In fact, we believe the Fed has targeted 4% to 4.25%, which is good news for money market fund investors because money market fund yields increase every time the Fed raises rates.

                 When it comes to longer-term rates (which are not directly controlled by the Fed), we remain cautious - but not bearish. We do not believe that 10-year Treasury yields of 4% adequately reflect the potential risk of rising inflation. Moreover, we think the Fed is encouraging longer-term rates to rise, albeit in a controlled manner.

                 Eventually, we expect to see a pickup in inflation and a gradual increase in longer rates. To position ourselves, we have reduced the duration of our bond portfolios and are limiting their exposure to rate-sensitive sectors. Although rates are not likely to spike, investors would be well-advised to adopt a long-term perspective. As interest rates rise, so do yields. And over time, the great majority of a bond investor's total return comes from yield, not changes in bond prices.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Meanwhile, the stock market has endured even in the face of mounting oil prices and 10 rate increases by the Fed. Although it is stuck in a trading range, the stock market has been buoyed by second-quarter earnings that were generally in line with or above expectations and U.S. gross domestic product
                 (GDP) growth that has been stronger than anticipated.

                 We believe that the 2003 bull market is still intact and offers additional upside. At the same time, we recognize that equity valuations are expensive versus historical averages, which could mean that the bull market is in its later stages. When yields on longer-term bonds creep up to near 5%, the risk/reward conditions will definitely be less favorable for stocks. Investors are likely to re-think equity valuations and send stock prices lower to more appropriate levels.

                 These are challenging market conditions to navigate, but rest assured that your portfolio management team continues to work hard on your behalf. From all of us at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF THOMAS F. MARSICO]
   THOMAS F. MARSICO
     Marsico Capital Management, LLC
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the one-year period ended July 31, 2005, the USAA Aggressive Growth Fund had a total return of 21.38%. This compares favorably to a 14.20% return for the Lipper Large-Cap Growth Funds Average, a 15.89% return for the Lipper Large-Cap Growth Funds Index, and a 13.04% return for the Russell 1000 Growth Index.

WHAT LED TO THE FUND'S STRONG PERFORMANCE?

                 Health care was a major area of emphasis throughout the reporting year, and the Fund benefited from stock selection within the sector. Biotechnology company Genentech, Inc. and health care services provider UnitedHealth Group, Inc. had price appreciation during the year of 84% and 66%, respectively. As two of the Fund's largest individual positions, they contributed in a major way to the positive performance.

                 Financials was another area of strength, led by Chicago Mercantile Exchange Holdings, Inc., which gained 83%, and educational loan provider SLM Corp., which gained 38%. Chicago Mercantile Exchange Holdings, Inc. is the world's largest trading venue for futures and options contracts, spanning a variety of financial indexes, commodities, and currencies.

                 As the homebuilding industry seemed to benefit from renewed optimism about long-term interest rates and evidence of strong

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 demand, our positions in Lennar Corp. "A," KB Home, M.D.C. Holdings, Inc., and Toll Brothers, Inc. all experienced strong price appreciation.

                 Other positions that had a positive impact on performance were Caterpillar, Inc., which gained 50%, and Google, Inc. "A," which gained 30%.

                 Energy companies typically do not meet our investment criteria, and the fact that we maintained little exposure to the sector was a significant detractor from performance during the reporting year. We maintained our investment discipline as oil prices skyrocketed, and it was rewarding to perform so well without owning one of the strongest areas of the market.

                 Two major individual detractors from performance were retailer Tiffany & Co. and health care equipment company Boston Scientific Corp. Each declined by about 15% prior to being sold by the Fund.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

                 As of July 31, 2005, the Fund's economic sector allocation emphasized health care, consumer discretionary, industrials, and financials. The Fund had little or no exposure to energy, telecommunications, or materials.

                 We thank you, the Fund's shareholders, for your confidence and support.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-16.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA AGGRESSIVE GROWTH FUND

                     [LOGO OF LIPPER LEADER]        [LOGO OF LIPPER LEADER]
                             EXPENSE                     TAX EFFICIENCY

                 The Fund is listed as a Lipper Leader for Expense and Tax Efficiency of 571 and 568 funds, respectively, within the Lipper Large-Cap Growth Funds category for the overall period ending July 31, 2005.

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 571 AND 450 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 144 FUNDS FOR THE 10-YEAR PERIOD. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JULY 31, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 144 FUNDS FOR THE 10-YEAR PERIOD, AND A SCORE OF 2 AMONG 568 AND 447 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA AGGRESSIVE GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in the common stocks of large companies that are selected for their growth potential.

--------------------------------------------------------------------------------
                                    7/31/05                          7/31/04
--------------------------------------------------------------------------------
Net Assets                      $1,121.2 Million                  $932.0 Million
Net Asset Value Per Share            $30.26                           $24.93

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/05
--------------------------------------------------------------------------------

1 YEAR                             5 YEARS                              10 YEARS
21.38%                             -11.13%                                6.51%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        RUSSELL 1000          LIPPER LARGE-CAP         LIPPER LARGE-CAP        USAA AGGRESSIVE
                        GROWTH INDEX        GROWTH FUNDS AVERAGE      GROWTH FUNDS INDEX         GROWTH FUND
                        ------------        --------------------      ------------------       ---------------
 7/31/1995               $10000.00               $10000.00                $10000.00               $10000.00
 8/31/1995                10010.92                10061.50                 10055.51                10212.33
 9/30/1995                10472.37                10405.60                 10428.92                10653.83
10/31/1995                10479.63                10329.87                 10369.75                10476.69
11/30/1995                10886.94                10675.99                 10695.98                11233.72
12/31/1995                10949.35                10641.04                 10700.16                11338.02
 1/31/1996                11315.61                10926.13                 11014.87                11242.41
 2/29/1996                11522.56                11203.62                 11262.55                11820.40
 3/31/1996                11537.34                11244.74                 11267.89                12233.24
 4/30/1996                11840.90                11580.02                 11536.07                13810.74
 5/31/1996                12254.64                11903.46                 11876.51                14788.53
 6/30/1996                12271.29                11761.39                 11769.45                13919.39
 7/31/1996                11552.32                11056.98                 11139.25                12115.91
 8/31/1996                11850.49                11433.11                 11473.71                13132.81
 9/30/1996                12713.42                12211.91                 12272.28                14189.33
10/31/1996                12790.02                12287.88                 12425.23                13228.02
11/30/1996                13750.32                13048.40                 13228.63                13192.58
12/31/1996                13481.11                12759.11                 12900.15                13205.87
 1/31/1997                14426.65                13542.79                 13717.73                13750.76
 2/28/1997                14328.96                13309.26                 13520.85                12727.43
 3/31/1997                13553.54                12604.86                 12827.95                11535.75
 4/30/1997                14453.54                13270.91                 13531.92                11119.33
 5/31/1997                15496.59                14225.54                 14450.48                12957.79
 6/30/1997                16116.78                14800.55                 15055.53                13679.88
 7/31/1997                17542.18                16194.57                 16494.37                14539.30
 8/31/1997                16515.43                15457.40                 15594.76                14734.22
 9/30/1997                17328.14                16327.87                 16456.12                16029.17
10/31/1997                16687.68                15694.47                 15884.80                14914.89
11/30/1997                17396.49                15999.91                 16237.88                14485.62
12/31/1997                17591.37                16203.39                 16459.42                14204.37
 1/31/1998                18117.39                16425.07                 16750.76                14266.48
 2/28/1998                19480.22                17764.90                 18029.90                15785.82
 3/31/1998                20256.78                18581.80                 18868.84                16469.04
 4/30/1998                20537.10                18873.70                 19185.10                16664.93
 5/31/1998                19954.34                18369.24                 18756.03                15499.15
 6/30/1998                21176.46                19417.30                 19829.64                16220.60
 7/31/1998                21036.29                19205.12                 19820.27                15107.37
 8/31/1998                17879.25                15992.06                 16583.43                11404.59
 9/30/1998                19252.68                17114.98                 17789.73                12580.42
10/31/1998                20800.05                18219.65                 18937.04                13779.63
11/30/1998                22382.21                19447.27                 20237.34                15335.21
12/31/1998                24400.41                21467.07                 22462.59                17360.30
 1/31/1999                25833.15                22819.24                 23920.88                19249.62
 2/28/1999                24653.01                21882.38                 22938.91                17332.01
 3/31/1999                25951.38                23093.30                 24242.86                18740.52
 4/30/1999                25984.57                23231.01                 24325.72                19781.35
 5/31/1999                25186.00                22524.35                 23519.87                19481.54
 6/30/1999                26950.14                24112.35                 25154.78                21529.26
 7/31/1999                26093.63                23390.35                 24365.32                21625.42
 8/31/1999                26519.99                23357.31                 24370.36                21631.08
 9/30/1999                25962.89                23199.70                 24123.05                21941.34
10/31/1999                27923.54                24832.28                 25972.93                23353.23
11/30/1999                29430.13                26277.57                 27256.56                26801.84
12/31/1999                32491.09                29525.66                 30283.51                33173.02
 1/31/2000                30967.63                28552.30                 29068.01                34063.25
 2/29/2000                32481.51                30892.91                 30596.79                43861.77
 3/31/2000                34806.39                32313.66                 32744.10                38676.79
 4/30/2000                33150.15                30353.29                 30210.37                32114.37
 5/31/2000                31480.83                28579.60                 28471.26                28727.90
 6/30/2000                33866.70                30651.37                 30354.20                35542.95
 7/31/2000                32454.88                30078.44                 29739.21                33888.81
 8/31/2000                35393.46                32736.84                 32311.31                39206.12
 9/30/2000                32045.42                30621.71                 29847.26                36857.88
10/31/2000                30529.10                29066.89                 28269.04                32134.26
11/30/2000                26028.91                25341.80                 24476.23                24710.54
12/31/2000                25205.31                25611.80                 24324.11                26554.06
 1/31/2001                26946.64                26084.49                 25031.89                27137.53
 2/28/2001                22371.85                22520.52                 21156.58                21215.94
 3/31/2001                19937.40                20426.01                 18958.53                17473.04
 4/30/2001                22458.94                22445.67                 20993.89                20377.97
 5/31/2001                22128.42                22257.19                 20834.26                20824.89
 6/30/2001                21615.94                21528.78                 20233.94                21116.62
 7/31/2001                21075.71                20820.17                 19508.76                19422.08
 8/31/2001                19352.25                19178.13                 18025.75                17913.75
 9/30/2001                17420.10                17331.83                 16213.25                14710.87
10/31/2001                18334.04                17945.31                 16885.63                15641.94
11/30/2001                20095.31                19522.52                 18432.85                17119.24
12/31/2001                20057.54                19633.06                 18518.34                17690.29
 1/31/2002                19703.20                19159.82                 18099.84                16765.43
 2/28/2002                18885.53                18354.97                 17350.59                15908.85
 3/31/2002                19538.75                19106.68                 18048.76                16802.67
 4/30/2002                17944.08                17895.09                 16847.01                16244.03
 5/31/2002                17509.97                17520.65                 16539.91                15604.70
 6/30/2002                15890.21                16074.14                 15192.97                14319.83
 7/31/2002                15016.64                14812.76                 14049.59                12904.60
 8/31/2002                15061.53                14862.08                 14127.26                12948.05
 9/30/2002                13499.22                13549.03                 12758.49                12538.38
10/31/2002                14737.52                14573.54                 13740.60                12917.02
11/30/2002                15537.99                15173.15                 14309.45                12848.74
12/31/2002                14464.69                14129.37                 13312.40                12277.68
 1/31/2003                14113.70                13846.04                 13005.30                12060.43
 2/28/2003                14048.89                13712.55                 12865.55                11954.91
 3/31/2003                14310.36                13962.76                 13106.86                12426.65
 4/30/2003                15368.42                14941.40                 14066.61                13090.82
 5/31/2003                16135.53                15711.35                 14755.63                13916.36
 6/30/2003                16357.71                15843.05                 14877.83                14090.16
 7/31/2003                16764.74                16268.53                 15309.30                14661.22
 8/31/2003                17181.71                16646.17                 15685.96                14971.57
 9/30/2003                16997.77                16302.85                 15352.05                14760.53
10/31/2003                17952.49                17287.97                 16283.36                15821.95
11/30/2003                18140.44                17446.57                 16438.29                15741.26
12/31/2003                18767.80                17949.90                 16901.76                16057.82
 1/31/2004                19151.08                18266.46                 17225.74                16101.27
 2/29/2004                19272.75                18367.57                 17300.30                16349.55
 3/31/2004                18915.24                18150.21                 17107.35                16386.80
 4/30/2004                18695.35                17728.61                 16723.31                15952.30
 5/31/2004                19043.80                18085.13                 17026.26                16076.44
 6/30/2004                19281.77                18362.56                 17269.89                16299.90
 7/31/2004                18191.73                17280.00                 16248.62                15474.35
 8/31/2004                18101.89                17118.60                 16134.00                15641.94
 9/30/2004                18274.06                17499.17                 16512.05                16324.73
10/31/2004                18559.07                17747.05                 16711.06                16237.83
11/30/2004                19197.47                18505.12                 17456.58                17125.44
12/31/2004                19950.17                19202.58                 18161.39                18149.62
 1/31/2005                19284.87                18540.55                 17536.32                17473.04
 2/28/2005                19490.10                18649.74                 17651.10                17572.36
 3/31/2005                19135.00                18322.11                 17329.54                17311.66
 4/30/2005                18770.61                17906.77                 16952.84                17162.69
 5/31/2005                19678.78                18857.64                 17893.80                17919.96
 6/30/2005                19606.23                18906.14                 17929.50                18124.79
 7/31/2005                20564.49                19802.20                 18831.05                18782.75

                                                 [END CHART]

                       DATA FROM 7/31/95 THROUGH 7/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund to the following benchmarks:

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Average is an average
                   performance level of all large-cap growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------
          TOP 10 EQUITY HOLDINGS
            (% OF NET ASSETS)
---------------------------------------------

UnitedHealth Group, Inc.                 9.0%

Genentech, Inc.                          7.9%

General Electric Co.                     4.4%

SLM Corp.                                4.3%

Lowe's Companies, Inc.                   3.8%

Procter & Gamble Co.                     3.6%

FedEx Corp.                              3.4%

Countrywide Financial Corp.              3.3%

Caterpillar, Inc.                        2.9%

Zimmer Holdings, Inc.                    2.8%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-16.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    SECTOR ASSET ALLOCATION
                           7/31/2005

            [PIE CHART OF SECTOR ASSET ALLOCATION]

Health Care                                             31.3%
Consumer Discretionary                                  22.5%
Industrials                                             15.9%
Financials                                              13.7%
Short-Term Investments*                                  8.3%
Information Technology                                   6.6%
Consumer Staples                                         6.4%
Utilities                                                1.5%
Energy                                                   1.0%

                           [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA AGGRESSIVE GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Aggressive Growth Fund (a portfolio of USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through July 31, 2001, were audited by other auditors whose report, dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Aggressive Growth Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 14, 2005

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              COMMON STOCKS (98.9%)

              AEROSPACE & DEFENSE (4.6%)
   200,811    General Dynamics Corp.                                              $   23,132
   209,963    Lockheed Martin Corp.                                                   13,102
   296,300    United Technologies Corp.                                               15,022
                                                                                  ----------
                                                                                      51,256
                                                                                  ----------
              AIR FREIGHT & LOGISTICS (3.4%)
   459,036    FedEx Corp.                                                             38,600
                                                                                  ----------
              BIOTECHNOLOGY (11.0%)
   363,947    Amgen, Inc.*                                                            29,025
   987,329    Genentech, Inc.*(a)                                                     88,198
    83,856    Genzyme Corp.*                                                           6,240
                                                                                  ----------
                                                                                     123,463
                                                                                  ----------
              CASINOS & GAMING (2.1%)
   333,302    MGM Mirage, Inc.*                                                       15,148
   142,142    Wynn Resorts Ltd.*(a)                                                    8,003
                                                                                  ----------
                                                                                      23,151
                                                                                  ----------
              COMMUNICATIONS EQUIPMENT (3.7%)
   481,980    Motorola, Inc.                                                          10,208
   782,625    QUALCOMM, Inc.                                                          30,906
                                                                                  ----------
                                                                                      41,114
                                                                                  ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.9%)
   598,098    Caterpillar, Inc.                                                       32,243
                                                                                  ----------
              CONSUMER ELECTRONICS (0.4%)
    49,669    Harman International Industries, Inc.                                    4,269
                                                                                  ----------
              CONSUMER FINANCE (4.3%)
   943,717    SLM Corp.                                                               48,592
                                                                                  ----------
              DIVERSIFIED CAPITAL MARKETS (2.4%)
   326,114    UBS AG (Switzerland)(a)                                                 26,728
                                                                                  ----------
              DRUG RETAIL (2.3%)
   477,936    CVS Corp.                                                               14,830
   234,174    Walgreen Co.                                                            11,208
                                                                                  ----------
                                                                                      26,038
                                                                                  ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------

              FOOTWEAR (2.1%)
   278,349    Nike, Inc. "B"                                                      $   23,326
                                                                                  ----------
              GENERAL MERCHANDISE STORES (2.3%)
   436,794    Target Corp.                                                            25,662
                                                                                  ----------
              HEALTH CARE EQUIPMENT (4.7%)
   390,887    Medtronic, Inc.                                                         21,085
   380,844    Zimmer Holdings, Inc.*(a)                                               31,366
                                                                                  ----------
                                                                                      52,451
                                                                                  ----------
              HEALTH CARE SERVICES (1.5%)
   337,246    Quest Diagnostics, Inc.(a)                                              17,314
                                                                                  ----------
              HOME IMPROVEMENT RETAIL (3.8%)
   638,106    Lowe's Companies, Inc.                                                  42,255
                                                                                  ----------

              HOMEBUILDING (5.2%)
   187,160    KB Home                                                                 15,330
   344,127    Lennar Corp. "A"                                                        23,150
   133,426    M.D.C. Holdings, Inc.                                                   11,397
   156,102    Toll Brothers, Inc.*                                                     8,651
                                                                                  ----------
                                                                                      58,528
                                                                                  ----------
              HOTELS, RESORTS, & CRUISE LINES (2.7%)
   192,324    Four Seasons Hotels, Inc. (Canada)(a)                                   12,790
   393,270    Royal Caribbean Cruises Ltd.                                            17,874
                                                                                  ----------
                                                                                      30,664
                                                                                  ----------
              HOUSEHOLD PRODUCTS (3.6%)
   731,182    Procter & Gamble Co.                                                    40,676
                                                                                  ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.5%)
   188,278    TXU Corp.                                                               16,312
                                                                                  ----------

              INDUSTRIAL CONGLOMERATES (4.4%)
 1,428,552    General Electric Co.                                                    49,285
                                                                                  ----------
              INTERNET SOFTWARE & SERVICES (2.6%)
   102,887    Google, Inc. "A"*                                                       29,607
                                                                                  ----------
              INVESTMENT BANKING & BROKERAGE (0.6%)
    60,827    Lehman Brothers Holdings, Inc.                                           6,395
                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (9.6%)
    76,665    PacifiCare Health Systems, Inc. "A"*                                $    5,842
 1,936,526    UnitedHealth Group, Inc.                                               101,280
                                                                                  ----------
                                                                                     107,122
                                                                                  ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   274,819    Canadian Natural Resources Ltd. (Canada)                                11,427
                                                                                  ----------
              PHARMACEUTICALS (4.5%)
   356,296    Johnson & Johnson, Inc.                                                 22,789
   642,666    Sanofi-Aventis ADR (France)                                             27,827
                                                                                  ----------
                                                                                      50,616
                                                                                  ----------
              RAILROADS (0.6%)
    57,488    Burlington Northern Santa Fe Corp.                                       3,119
    46,964    Union Pacific Corp.                                                      3,302
                                                                                  ----------
                                                                                       6,421
                                                                                  ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
   139,230    St. Joe Co.                                                             11,332
                                                                                  ----------

              REGIONAL BANKS (0.4%)
   233,502    UCBH Holdings, Inc.                                                      4,266
                                                                                  ----------

              RESTAURANTS (3.9%)
   251,618    Starbucks Corp.*                                                        13,223
   574,672    Yum! Brands, Inc.                                                       30,084
                                                                                  ----------
                                                                                      43,307
                                                                                  ----------
              SOFT DRINKS (0.5%)
   100,000    PepsiCo, Inc.                                                            5,453
                                                                                  ----------

              SPECIALIZED FINANCE (1.7%)
    65,077    Chicago Mercantile Exchange Holdings, Inc.(a)                           19,591
                                                                                  ----------

              SYSTEMS SOFTWARE (0.3%)
   122,214    Adobe Systems, Inc.                                                      3,622
                                                                                  ----------

              THRIFTS & MORTGAGE FINANCE (3.3%)
 1,041,993    Countrywide Financial Corp.                                             37,512
                                                                                  ----------
              Total common stocks (cost: $824,766)                                 1,108,598
                                                                                  ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.5%)

              MONEY MARKET FUNDS
28,239,607    SSgA Prime Money Market Fund, 3.18%(b)
                 (cost: $28,240)                                                  $   28,240
                                                                                  ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (5.8%)

              MONEY MARKET FUNDS (0.9%)
10,177,238    AIM Short-Term Investment Co. Liquid
                 Assets Portfolio, 3.25%(b)                                           10,177
                                                                                  ----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              COMMERCIAL PAPER (3.6%)
    $15,000   Bavaria TRR Corp., 3.39%(d), 8/01/2005                                  15,000
     10,000   Goldman Sachs Group, Inc.(e), 3.34%(c), 5/25/2006                       10,000
     15,000   St. Germain Holdings, 3.37%(d), 8/01/2005                               15,000
                                                                                  ----------
                                                                                      40,000
                                                                                  ----------
              CORPORATE BONDS (1.3%)
      5,000   Wells Fargo & Co., 3.52%(c), 12/16/2005                                  5,004

     10,000   White Pine Finance LLC(e), 3.32%(c), 6/12/2006                          10,002
                                                                                  ----------
                                                                                      15,006
                                                                                  ----------
              Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $65,179)                    65,183
                                                                                  ----------

              TOTAL INVESTMENTS (COST: $918,185)                                  $1,202,021
                                                                                  ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 7.0% of net assets at July 31, 2005.

                 ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) The security or a portion thereof was out on loan as of
                     July 31, 2005.

                 (b) Rate represents the money market fund annualized seven-day yield at July 31, 2005.

                 (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2005.

                 (d) Zero-coupon security. Rate represents the effective yield at date of purchase.

                 (e) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 * Non-income-producing security for the year ended July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

ASSETS

   Investments in securities, at market value (including securities on
      loan of $62,820) (identified cost of $918,185)                            $1,202,021
   Cash                                                                                  2
   Receivables:
      Capital shares sold                                                              342
      Dividends and interest                                                           521
      Securities sold                                                                6,120
      Other                                                                              7
                                                                                ----------
         Total assets                                                            1,209,013
                                                                                ----------
LIABILITIES

   Payables:
      Upon return of securities loaned                                              65,181
      Securities purchased                                                          21,771
      Capital shares redeemed                                                          369
   Accrued management fees                                                             375
   Accrued transfer agent's fees                                                         7
   Other accrued expenses and payables                                                  89
                                                                                ----------
         Total liabilities                                                          87,792
                                                                                ----------
             Net assets applicable to capital shares outstanding                $1,121,221
                                                                                ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                              $1,083,473
   Accumulated undistributed net investment income                                     470
   Accumulated net realized loss on investments                                   (246,558)
   Net unrealized appreciation of investments                                      283,836
                                                                                ----------
             Net assets applicable to capital shares outstanding                $1,121,221
                                                                                ==========
   Capital shares outstanding                                                       37,058
                                                                                ==========
   Authorized shares of $.01 par value                                             105,000
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    30.26
                                                                                ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
YEAR ENDED JULY 31, 2005

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $187)                             $ 10,504
   Interest                                                                           246
   Securities lending (net)                                                            85
                                                                                 --------
      Total income                                                                 10,835
                                                                                 --------
EXPENSES

   Management fees                                                                  4,118
   Administration and servicing fees                                                2,561
   Transfer agent's fees                                                            3,105
   Custody and accounting fees                                                        173
   Postage                                                                            337
   Shareholder reporting fees                                                          84
   Directors' fees                                                                      7
   Registration fees                                                                   34
   Professional fees                                                                   52
   Other                                                                               26
                                                                                 --------
      Total expenses                                                               10,497
   Expenses paid indirectly                                                          (142)
                                                                                 --------
      Net expenses                                                                 10,355
                                                                                 --------
NET INVESTMENT INCOME                                                                 480
                                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                                  28,167
      Foreign currency transactions                                                   (11)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                 168,530
      Foreign currency translations                                                     4
                                                                                 --------
         Net realized and unrealized gain                                         196,690
                                                                                 --------
Increase in net assets resulting from operations                                 $197,170
                                                                                 ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA AGGRESSIVE GROWTH FUND
YEARS ENDED JULY 31,

                                                                       2005            2004
                                                                 --------------------------
FROM OPERATIONS
   Net investment income (loss)                                  $      480        $    (658)
   Net realized gain on investments                                  28,167           51,718
   Net realized gain (loss) on foreign currency transactions            (11)              40
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   168,530           (5,138)
      Foreign currency translations                                       4               (5)
                                                                 ---------------------------
         Increase in net assets resulting from operations           197,170           45,957
                                                                 ---------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                        141,380          155,042
   Cost of shares redeemed                                         (149,357)        (120,207)
                                                                 ---------------------------
      Increase (decrease) in net assets from capital share
         transactions                                                (7,977)          34,835
                                                                 ---------------------------
Net increase in net assets                                          189,193           80,792

NET ASSETS

   Beginning of period                                              932,028          851,236
                                                                 ---------------------------
   End of period                                                 $1,121,221        $ 932,028
                                                                 ===========================
Accumulated undistributed net investment income:
   End of period                                                 $      470        $       -
                                                                 ===========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                        5,053            6,060
   Shares redeemed                                                   (5,381)          (4,714)
                                                                 ===========================
      Increase (decrease) in shares outstanding                        (328)           1,346
                                                                 ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Aggressive Growth Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities, except as otherwise noted, traded
                   primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                   the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                   consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                6. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2005, the Fund did not invest in any repurchase agreements.

             E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

             F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $133,000 and $9,000, respectively, resulting in a total reduction in Fund expenses of $142,000.

             G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

             H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5%

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. However, because Bank of America is an affiliate of the Fund's subadviser, Marsico Capital Management, LLC (Marsico Capital), under the terms of the loan agreement, the Fund could not initiate any borrowings from the $50 million Bank of America commitment. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2005, the Fund paid CAPCO facility fees of $3,000, which represents 3.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended July 31, 2005.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $10,000. This reclassification has no effect on net assets.

         The Fund did not pay any distributions during the years ended July 31, 2005, and 2004.

         As of July 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                       $     470,000
         Accumulated capital and other losses                 (245,608,000)
         Unrealized appreciation                               282,886,000

         The difference between book-basis and tax-basis appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2005, the Fund utilized capital loss carryovers of $27,681,000 to offset capital gains. At July 31, 2005, the Fund had capital loss carryovers of $245,608,000,

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                           CAPITAL LOSS CARRYOVERS
                    ---------------------------------------
                      EXPIRES                     BALANCE
                    -----------                ------------
                       2010                    $231,852,000
                       2011                      13,756,000
                                               ------------
                                      Total    $245,608,000
                                               ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2005, were $720,273,000 and $721,629,000, respectively.

         The cost of securities, including short-term securities, at July 31, 2005, for federal income tax purposes, was $919,135,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2005, for federal income tax purposes, were $288,591,000 and $5,705,000, respectively, resulting in net unrealized appreciation of $282,886,000.

30

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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of July 31, 2005, the Fund did not have any open foreign currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2005, the Fund received securities-lending income of $85,000, which is net of the 20% income retained by MetWest. As of July 31, 2005, the Fund loaned securities having a fair market value of approximately $62,820,000 and received cash collateral of $65,181,000 for the loans. Of this amount, $65,179,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $2,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance

32

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                of the 30 largest funds in the Lipper Large-Cap Growth Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $200 million of average net assets, 0.40% of that portion of average net assets over $200 million but not over $300 million, and 0.33% of that portion of average net assets over $300 million. For the year ended July 31, 2005, the Fund's effective base fee was 0.37% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the year ended July 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $4,118,000, which included a performance adjustment of $328,000 that increased the effective base management fee of 0.37% by 0.03%.

             B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Marsico Capital, under which Marsico Capital directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico Capital a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Marsico Capital manages. For the year ended July 31, 2005, the Manager incurred subadvisory fees, paid or payable to Marsico Capital, of $2,048,000.

             C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets. For the year ended July 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,561,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended

34

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

                July 31, 2005, the Fund reimbursed the Manager $25,000 for these legal and tax services.

             D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $3,105,000.

             E. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED JULY 31,
                                            --------------------------------------------------------------------------------
                                                  2005          2004              2003              2002                2001
                                            --------------------------------------------------------------------------------
Net asset value at beginning of period      $    24.93      $  23.62          $  20.80          $  31.29          $    56.35
                                            --------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                    .01          (.02)(a)          (.09)(a)          (.20)(a)            (.22)(a)
   Net realized and unrealized gain (loss)        5.32          1.33(a)           2.91(a)         (10.29)(a)          (22.97)(a)
                                            --------------------------------------------------------------------------------
Total from investment operations                  5.33          1.31(a)           2.82(a)         (10.49)(a)          (23.19)(a)
                                            --------------------------------------------------------------------------------
Less distributions:
   From realized capital gains                       -             -                 -                 -               (1.87)
                                            --------------------------------------------------------------------------------
Net asset value at end of period            $    30.26      $  24.93          $  23.62          $  20.80          $    31.29
                                            ================================================================================
Total return (%)*                                21.38          5.55             13.56            (33.53)             (42.69)
Net assets at end of period (000)           $1,121,221      $932,028          $851,236          $730,143          $1,156,449
Ratio of expenses to average
   net assets (%)**(b)                            1.02          1.03              1.16               .99                 .66
Ratio of net investment income (loss) to
   average net assets (%)**                        .05          (.07)             (.44)             (.77)               (.52)
Portfolio turnover (%)                           71.33         87.54            110.24            169.84               23.06

  *  Assumes reinvestment of all realized capital gain distributions during the period.
 **  For the year ended July 31, 2005, average net assets were $1,024,991,000.
 (a) Calculated using average shares for the years ended July 31, 2001, through July 31, 2004.
 (b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                  (.01%)        (.04%)            (.02%)            (.00%)(+)           (.00%)(+)
     + Represents less than 0.01% of average net assets.

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2005, through July 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                        BEGINNING             ENDING           DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE      FEBRUARY 1, 2005 -
                                     FEBRUARY 1, 2005      JULY 31, 2005        JULY 31, 2005
                                     -----------------------------------------------------------
Actual                                  $1,000.00             $1075.00             $5.13
Hypothetical
   (5% return before expenses)           1,000.00              1019.85              4.99

         *Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.50% for the six-month period of February 1, 2005, through July 31, 2005.

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain types of information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate
         - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of both its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Directors also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-and

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         three-year periods ended December 31, 2004, and was below the average of its performance universe and Lipper index for the five-year period ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Directors noted that the Manager pays the subadvisory fees. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Directors also noted the relatively low management fees and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fees are comparable to or below the asset-weighted average of funds at most asset levels in its peer

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Directors

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; Investment Personnel. The Directors considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Directors noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Directors also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Directors noted that the fees under the Subadvisory Agreement were paid by the Manager. The Directors also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA AGGRESSIVE GROWTH FUND
JULY 31, 2005

         management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2004, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Directors determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

46

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS(2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services
         (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, USAA Shareholder Account Services, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer positions of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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23417-0905                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2005 and 2004 were $249,300 and $240,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by USAA Transfer Agency Company (dba USAA Shareholder Account Services (SAS)), the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2005     $ 56,100             $ 17,249             $      0    $ 73,349
FYE 7/31/2004     $ 54,200             $ 12,600             $  1,547    $ 68,347
--------------------------------------------------------------------------------
  Total           $110,300             $ 29,849             $  1,547    $141,696
================================================================================

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2005 and 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2005 and 2004 were $116,349 and $105,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-21-2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-26-2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    09-26-2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.